United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/11

Date of Reporting Period:  Quarter ended 05/31/11

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 40.0%
	Federal Home Loan Mortgage Corp. ARM – 12.5%
$5,658,610	2.148%, 5/1/2035	5,825,901
5,501,238	2.244%, 7/1/2030	5,672,383
278,075	2.376%, 4/1/2035	290,367
511,795	2.390%, 4/1/2027	517,752
12,824,178	2.494%, 2/1/2035	13,443,819
18,811,007	2.500%, 4/1/2034 - 1/1/2035	19,719,953
5,888,931	2.516%, 5/1/2035	6,156,895
2,172,465	2.523%, 4/1/2034	2,277,115
28,107,525	2.561%, 11/1/2036 - 1/1/2038	29,519,141
1,581,652	2.605%, 4/1/2036	1,672,977
5,171,173	2.653%, 11/1/2034	5,435,866
7,230,591	2.760%, 8/1/2035	7,648,882
1,779,364	2.830%, 4/1/2038	1,879,118
3,394,880	2.838%, 2/1/2036	3,571,264
9,586,160	3.265%, 7/1/2035	10,085,503
82,611	3.329%, 9/1/2020	84,893
10,115,934	3.668%, 12/1/2039	10,576,007
4,736,382	6.040%, 7/1/2036	4,929,593
	TOTAL	129,307,429
	Federal National Mortgage Association ARM – 27.3%
7,848,522	1.490%, 3/1/2044	7,842,989
3,832,126	1.540%, 7/1/2042	3,818,307
3,834,989	1.900%, 9/1/2033	3,935,746
4,489,675	1.940%, 10/1/2033	4,613,514
59,380	1.970%, 10/1/2028	61,194
7,017,722	2.040%, 8/1/2034	7,291,687
6,283,036	2.060%, 8/1/2034	6,553,533
5,246,950	2.100%, 6/1/2034	5,449,530
1,943,562	2.180%, 5/1/2035	2,022,452
4,302,494	2.210%, 5/1/2035	4,482,648
4,156,723	2.250%, 12/1/2034	4,346,545
1,207,825	2.270%, 11/1/2035	1,230,332
112,324	2.340%, 10/1/2033	117,164
130,537	2.360%, 2/1/2020	133,751
188,113	2.370%, 2/1/2019	193,444
334,429	2.390%, 4/1/2034	348,552
7,131,297	2.430%, 1/1/2035 - 10/1/2035	7,438,512
8,082,676	2.440%, 5/1/2018 - 10/1/2034	8,334,841
7,839,458	2.460%, 2/1/2033 - 12/1/2033	8,209,671
22,894,192	2.480%, 6/1/2034 - 12/1/2040	23,938,541
7,632,068	2.490%, 1/1/2035 - 5/1/2035	8,005,849
6,679,262	2.510%, 7/1/2035	6,986,917
6,741,763	2.520%, 7/1/2035 - 2/1/2036	7,061,502
6,623,103	2.530%, 6/1/2035 - 7/1/2035	6,933,275
11,304,081	2.540%, 7/1/2034	11,837,818
3,119,633	2.550%, 6/1/2033	3,268,244

Principal Amount		Value
$2,235,779	2.560%, 2/1/2036	2,337,303
143,219	2.580%, 10/1/2016	146,260
9,385,460	2.590%, 5/1/2039	9,748,850
9,126,447	2.610%, 7/1/2035	9,541,910
3,080,029	2.620%, 7/1/2034	3,226,214
2,301,191	2.700%, 5/1/2036	2,433,422
5,040,806	2.750%, 1/1/2036	5,325,890
285,012	2.760%, 7/1/2027	299,055
25,479,322	2.780%, 8/1/2039	26,671,958
9,004,703	2.830%, 12/1/2040	9,312,060
23,137,688	2.970%, 1/1/2039 - 11/1/2040	24,161,203
11,725,544	3.590%, 1/1/2040	12,365,430
4,507,867	3.820%, 7/1/2039	4,769,707
9,837,092	3.910%, 11/1/2039	10,422,802
3,665,127	3.930%, 7/1/2036	3,802,185
1,387,743	4.790%, 12/1/2034	1,457,813
10,316,539	4.870%, 12/1/2039	10,887,662
	TOTAL	281,366,282
	Government National Mortgage Association ARM – 0.2%
251,297	2.125%, 11/20/2023 - 10/20/2029	258,759
24,836	2.250%, 1/20/2030	26,168
932,836	2.375%, 1/20/2022 - 3/20/2023	958,877
391,509	2.625%, 7/20/2023 - 9/20/2023	401,756
80,741	3.375%, 5/20/2029	83,395
	TOTAL	1,728,955
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $407,268,341)	412,402,666
	Collateralized Mortgage Obligations – 43.4%
	Federal Home Loan Mortgage Corp. REMIC – 11.7%
6,187,006	REMIC 3012 EF, 0.498%, 8/15/2035	6,146,517
7,012,555	REMIC 3284 AF, 0.508%, 3/15/2037	6,934,949
2,220,447	REMIC 3001 EA, 0.548%, 3/15/2035	2,221,478
1,997,803	REMIC 3155 PF, 0.548%, 5/15/2036	1,992,939
2,001,449	REMIC 3174 FL, 0.548%, 6/15/2036	1,993,703
10,472,437	REMIC 3380 FP, 0.548%, 11/15/2036	10,428,495
2,903,529	REMIC 3179 FP, 0.578%, 7/15/2036	2,895,520
1,972,631	REMIC 3301 MF, 0.598%, 4/15/2037	1,952,828
3,246,951	REMIC 2819 F, 0.598%, 6/15/2034	3,247,486
11,810,486	REMIC 3317 F, 0.598%, 7/15/2036	11,763,666
1,335,780	REMIC 3221 FW, 0.618%, 9/15/2036	1,332,906
1,715,912	REMIC 3213 GF, 0.628%, 9/15/2036	1,713,688
3,091,960	REMIC 3085 UF, 0.648%, 12/15/2035	3,088,085
8,335,138	REMIC 3184 FH, 0.698%, 7/15/2036	8,339,911
1,579,312	REMIC 2475 FD, 0.748%, 6/15/2031	1,594,165
7,447,775	REMIC 3156 HF, 0.751%, 8/15/2035	7,443,910
6,279,476	REMIC 3593 CF, 0.798%, 2/15/2036	6,321,896
1,499,819	REMIC 2380 FL, 0.798%, 11/15/2031	1,518,039
15,849,249	REMIC 3611 FH, 0.948%, 7/15/2034	16,096,959
7,158,706	REMIC 3550 GF, 0.948%, 7/15/2039	7,243,149
6,165,711	REMIC MS 1128 F, 1.108%, 7/15/2037	6,268,053

Principal Amount		Value
$607,009	REMIC 2448 FA, 1.198%, 1/15/2032	618,762
642,234	REMIC 2452 FC, 1.198%, 1/15/2032	654,668
1,868,952	REMIC 2480 NF, 1.198%, 1/15/2032	1,906,520
2,481,861	REMIC 2475 F, 1.198%, 2/15/2032	2,533,348
1,856,412	REMIC 2434 FA, 1.198%, 3/15/2032	1,894,318
583,443	REMIC 2470 EF, 1.198%, 3/15/2032	595,357
574,494	REMIC 2498 AF, 1.198%, 3/15/2032	586,225
2,001,630	REMIC 2459 FP, 1.198%, 6/15/2032	2,041,639
	TOTAL	121,369,179
	Federal National Mortgage Association REMIC – 31.7%
4,754,962	REMIC 2007-16 PF, 0.384%, 3/25/2037	4,705,652
16,683,139	REMIC 2006-W1 2AF1, 0.414%, 2/25/2046	16,515,781
11,845,045	REMIC 2006-49 PF, 0.444%, 4/25/2036	11,805,194
4,918,807	REMIC 2007-20 F, 0.454%, 3/25/2037	4,874,263
5,936,323	REMIC 2005-29 FE, 0.494%, 4/25/2035	5,897,213
6,952,625	REMIC 2005-67 FJ, 0.494%, 8/25/2035	6,903,789
7,874,424	REMIC 2007-75 EF, 0.494%, 1/25/2036	7,885,521
1,304,659	REMIC 2006-11 FB, 0.494%, 3/25/2036	1,296,362
18,541,022	REMIC 2006-72 TE, 0.494%, 8/25/2036	18,456,316
602,900	REMIC 2004-27 FM, 0.514%, 7/25/2022	603,154
1,859,031	REMIC 2006-20 PF, 0.514%, 11/25/2030	1,847,823
4,636,849	REMIC 2007-67 FB, 0.514%, 7/25/2037	4,613,059
1,448,977	REMIC 2005-67 FM, 0.544%, 8/25/2035	1,438,496
13,185,702	REMIC 2008-52 FD, 0.544%, 6/25/2036	13,123,521
7,609,534	REMIC 2006-65 DF, 0.544%, 7/25/2036	7,573,747
1,222,867	REMIC 2006-81 FA, 0.544%, 9/25/2036	1,219,571
2,689,306	REMIC 2006-8 NF, 0.564%, 3/25/2036	2,678,554
1,101,738	REMIC 2007-15 AF, 0.564%, 3/25/2037	1,094,536
8,363,544	REMIC 2004-28 PF, 0.594%, 3/25/2034	8,364,455
2,827,339	REMIC 2006-76 QF, 0.594%, 8/25/2036	2,819,781
7,881,447	REMIC 2006-103 FB, 0.594%, 10/25/2036	7,890,854
9,162,132	REMIC 2006-93 FN, 0.594%, 10/25/2036	9,121,343
17,519,389	REMIC 2010-150 FY, 0.594%, 7/25/2040	17,505,069
834,885	REMIC 2003-90 FL, 0.644%, 3/25/2031	837,212
775,068	REMIC 2001-57 FA, 0.644%, 6/25/2031	775,253
24,459,028	REMIC 2007-71 WF, 0.644%, 7/25/2037	24,412,340
2,070,977	REMIC 2007-88 FY, 0.654%, 9/25/2037	2,066,818
17,924,115	REMIC 2007-88 GF, 0.674%, 9/25/2037	17,903,008
1,192,817	REMIC 2002-52 FG, 0.694%, 9/25/2032	1,202,474
5,586,189	REMIC 2007-84 FN, 0.694%, 8/25/2037	5,592,367
18,499,199	REMIC 2010-39 EF, 0.714%, 4/30/2040	18,505,807
2,073,175	REMIC 2001-32 FA, 0.744%, 7/25/2031	2,095,952
12,291,628	REMIC 2007-100 TF, 0.744%, 10/25/2037	12,336,744
589,177	REMIC 2002-77 FG, 0.747%, 12/18/2032	593,743
1,462,504	REMIC 2007-102 FA, 0.764%, 11/25/2037	1,466,199
714,274	REMIC 2001-71 FS, 0.794%, 11/25/2031	721,995
622,182	REMIC 2001-62 FC, 0.844%, 11/25/2031	630,023
7,698,300	REMIC 200966 FA, 0.944%, 9/25/2039	7,773,812
12,579,850	REMIC 2009-87 FX, 0.944%, 11/25/2039	12,703,885
11,110,025	REMIC 2009-106 FN, 0.944%, 1/25/2040	11,228,922

Principal Amount			Value
$1,070,254		REMIC 2002-8 FA, 0.947%, 3/18/2032	1,087,571
4,660,226		REMIC 2009-78 UF, 0.964%, 10/25/2039	4,720,115
15,743,306		REMIC 2009-87 HF, 1.044%, 11/25/2039	15,953,627
3,185,461		REMIC 2002-7 FG, 1.094%, 1/25/2032	3,238,663
8,736,964		REMIC 2008-69 FB, 1.194%, 6/25/2037	8,910,296
4,910,758		REMIC 2002-58 FG, 1.194%, 8/25/2032	5,012,642
797,998		REMIC 2002-60 FH, 1.194%, 8/25/2032	814,554
1,588,248		REMIC 2002-77 FA, 1.197%, 12/18/2032	1,621,173
5,603,280		REMIC 2008-75 DF, 1.444%, 9/25/2038	5,727,938
821,332		REMIC 1995-17 B, 1.984%, 2/25/2025	832,409
		TOTAL	326,999,596
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $444,383,416)	448,368,775
		FDIC-GUARANTEED DEBT – 2.3%
8,535,853	[1,2]	FDIC Structured Sale GTD by Notes 2010-S2, Class 1A, 0.691%, 11/29/2037	8,535,853
14,950,000	[3]	General Electric Capital Corp. Floating Rate Note, 0.309%, 6/21/2011	14,971,514
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $23,486,317)	23,507,367
		Mortgage-Backed Securities – 13.1%
15,760,023		Federal Home Loan Mortgage Corp., 4.000%, 6/1/2025 - 8/1/2025	16,444,281
46,005,698		Federal Home Loan Mortgage Corp., 4.500%, 5/1/2023 - 6/1/2040	48,560,275
8,481,489		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 - 4/1/2039	9,073,013
2,139,716		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2037	2,319,705
9,463,623		Federal National Mortgage Association, 3.500%, 10/1/2020 - 11/1/2020	9,861,522
32,926,248		Federal National Mortgage Association, 4.000%, 1/1/2026 - 3/1/2026	34,344,239
5,659,534		Federal National Mortgage Association, 4.500%, 4/1/2024	6,005,523
7,898,115		Federal National Mortgage Association, 5.000%, 1/1/2024 - 3/1/2039	8,425,339
457,621		Federal National Mortgage Association, 5.500%, 9/1/2037	496,508
35,815		Government National Mortgage Association, 8.500%, 1/15/2030	41,681
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $132,940,233)	135,572,086
		U.S. Treasury – 0.2%
2,000,000		United States Treasury Notes, 0.625%, 2/28/2013 (IDENTIFIED COST $1,998,286)	2,008,359
		Repurchase Agreement – 2.0%
20,244,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478. (AT COST)	20,244,000
		TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $1,030,320,593)[4]	1,042,103,253
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[5]	(10,121,811)
		TOTAL NET ASSETS — 100%	$1,031,981,442
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $8,535,853 which represented 0.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2011, these liquid restricted securities amounted to $8,535,853, which represented 0.8% of total net assets.
3	Floating rate note with current rate shown.
4	At May 31, 2011, the cost of investments for federal tax purposes was $1,030,320,593. The net unrealized appreciation of investments for federal tax purposes was $11,782,660. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,227,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $444,343.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
GTD	— Guaranteed
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011